[LETTERHEAD OF HAHN&HESSEN LLP ATTORNEYS]

James Kardon	Direct Dial: 212-478-7250 Email: jkardon@hahnhessen.com

February 14, 2006

Securities and Exchange Commission
Division of Corporate Finance
100 F Street Northeast
Washington, DC 20549

  Re:
  Lightspace Corporation S-1

Dear Sir or Madam:

        We represent Lightspace Corporation (the "Registrant") in connection with the filing of its Form S-1 registration statement (the "Registration Statement") for the public sale of common stock, Units, Unit Warrants and Exchange Warrants (as defined in the Registration Statement).

        Pursuant to section 3-01(b) of Regulation S-X, the Registration Statement has been filed with unaudited financial statements as of September 30, 2005, the end of the Registrant's fiscal third quarter. The Registrant wishes us to inform you that it will amend the Registration Statement to include audited financial statements as of December 31, 2005, the end of its fiscal year, promptly upon the completion of such audit, and that, in view of the absence of complex transactions in the last quarter of 2005, the audit will not reflect changes in trends shown at and through September 30, 2005.

        Furthermore, the Registrant notes that the Registration Statement currently discloses that certain senior secured notes of the Registrant (the "Bridge Notes") are schedule to mature on February 15, 2006. The Registrant anticipates that the holders of the Bridge Notes will agree to extend the maturity thereof to April 15, 2006. The Registrant will amend the registration Statement to reflect such an agreement upon its finalization.

        If there is any additional information I can provide regarding the above topics or the Registration Statement in general, please do not hesitate to contact me.

Best regards,
/s/ James Kardon James Kardon

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